Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014		Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,393,723)	$ (946,729)	$ (3,730,333)		$ (693,681)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
(Income) from discontinued operation	(74,700)	(157,881)	(687,071)		38,207
Depreciation and amortization	154,332	14,988	162,210		38,326
Depreciation of lease merchandise	2,234,456	48,126	2,160,467		123
Impairment of lease merchandise	55,000		527,000
Amortization of patent costs			4,268
Compensation expense related to issuance of stock options	13,200	231,000	299,700		49,805
Compensation expense related to issuance of warrants		2,800	139,620		1,916
Provision for uncollectible accounts	822,781	9,376	1,380,902
Other			4,900
Changes in operating assets and liabilities:
(Increase) in accounts receivable	(855,888)	(21,344)	(1,509,617)		(119)
(Increase) in prepaid expenses and other	(65,799)	(71,823)	(61,888)		(50,188)
(Increase) in lease merchandise	(2,079,986)	(692,166)	(6,921,381)		(8,128)
(Increase) in security deposits		(47,768)	(45,518)		(9,485)
Increase in accounts payable	161,793	333,079	816,443		20,349
Increase in accrued payroll and related taxes	88,618	60,425	63,455		68,140
Increase in accrued expenses	7,575	27,693	193,891		3,693
Net cash used in operating activities - continuing operations	(932,341)	(1,210,225)	(7,202,952)		(541,042)
Net cash provided by (used in) operating activities - discontinued operations	56,506	(31,383)	1,175,860		1,740,364
Net cash used in operating activities	(875,835)	(1,241,608)	(6,027,092)		1,199,322
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(222,796)	(39,982)	(1,157,237)		(67,947)
Patent costs					(30,760)
Net cash used in investing activities - continuing operations	(222,796)	(39,982)	(1,157,237)		(98,707)
Net cash used in investing activities- discontinued operations					(14,201)
Proceeds from sale of discontinued operations			4,786,464
Net cash used in investing activities	(222,796)	(39,982)	3,629,227		(112,908)
CASH FLOWS FROM FINANCING ACTIVITIES:
(Repayment) proceeds of loan from shareholder	(1,000,000)	150,000	2,000,000
Proceeds from loan payable, net of $1,170,501 of related costs	849,062
Proceeds from exercise of stock options			11,637
Proceeds from sale of common stock, net of $801,806 of related costs	8,548,194		6,501,104		1,000,000
Payment of costs related to issuance of common stock			(950,617)
Net cash provided by financing activities - continuing operations	8,397,256	150,000	7,562,124		1,000,000
Net cash provided by financing activities - discontinued operations		1,134,386	(3,240,942)		(1,736,821)
Net cash provided by financing activities	8,397,256	1,284,386	4,321,182		(736,821)
INCREASE IN CASH	7,298,625	2,796	1,923,317		349,593
CASH, beginning of period	2,883,349	960,032	960,032		610,439
CASH, end of period	10,181,974	962,828	2,883,349		960,032
Supplemental cash flow information:
Interest paid	36,250		81,370	[1]	369,487	[1]
Non-cash Financing activities:
Conversion of shareholders loans to common stock			1,000,000
Conversion of preferred stock to common stock			$ 170,840

[1]	Discontinued operations